10. COMMON STOCK (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock Options
Stock options granted	1,882,000
Weighted average exercise price, (C$)	$ 1.22
Weighted average fair value, (C$)	$ 0.6
Stock options exercisable	9,098,000
Closing stock price, (C$)	$ 0.63
In-the-money options vested and exercisable	0
Intrinsic value of options exercised	$ 0
Stock-based compensation
Stock option Granted	1,882,000
Fair value of stock options granted	$ 1,124,930	$ 671,037
Options Vested	2,007,000
Unvested options will fully vest	112,500
Stock-based compensation	$ 1,190,487	$ 683,046